CERTIFICATION OF
                            STRONG EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                       STRONG ADVISOR MID CAP GROWTH FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND

STRONG EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor Mid Cap Growth and Strong Advisor Small Cap Value Funds' Prospectuses and Statement of Additional Information for the Class A, Class B, Class C, Class L, and Class Z shares, each dated March 1, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 38 (File No. 33-70764; 811-8100), which was filed with the Securities and Exchange Commission on February 26, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Advisor Mid Cap Growth and Strong Advisor Small Cap Value Funds' Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.       The text of the Post-Effective Amendment has been filed electronically.

                                   STRONG EQUITY FUNDS, INC.


                                   /S/ SUSAN A. HOLLISTER
                                   ---------------------------------
                                   By: Susan A. Hollister
                                   Title: Vice President and Assistant Secretary
Dated: March 5, 2001